Summary of Finance Charges (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Interest:
Long-term debt	$ 128,381	$ 138,335
Other	1,083	226
Income	(1,858)	(3,445)
Amortization of debt issue costs	10,162	11,244
Other	160
Finance charges	$ 137,928	$ 146,360